Kathleen H Moriarty Partner	1270 Avenue of the Americas 30th Floor New York, New York 10020-1708

T 212.655.6000 D 212.655.2548 moriarty@chapman.com

October 31, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Syntax ETF Trust (CIK: 0001580843) Post-Effective Amendment No. 4 to

Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Syntax ETF Trust (the “Registrant”), and pursuant to the requirements of the Securities Act of 1933, as amended, we are transmitting to you, via EDGAR, Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File No. 333-215607) and Amendment No. 10 under the Investment Company Act of 1940, as amended File No. 811-23227), (the “Amendment”). The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act, for review and comment by the Staff of the U.S. Securities and Exchange Commission. Pursuant to Rule 485(a)(2), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective 75 days after filing pursuant to Rule 485(a)(2). No fees are required in connection with this filing.

The purpose of the Amendment is to register two new series of the Registrant designated as Syntax Stratified SmallCap ETF and Syntax Stratified MidCap ETF.

If you have any further questions or wish to discuss the Amendment, please do not hesitate to call me at 212-655-2548. We greatly appreciate your assistance with respect to the Amendment.

Very truly yours,

/s/ Kathleen H. Moriarty
Kathleen H. Moriarty, Esq.